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                  PRUDENTIAL MUTUAL FUNDS
             Prudential California Municipal Fund

The section entitled 'TABLE OF CONTENTS' in the Statement of Additional Information dated November 3, 2000, is amended in its entirety to reflect the following:


                      TABLE OF CONTENTS

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                                                                          PAGE
Fund History                                                              B-3
Description of the Fund, Its Investments and Risks                        B-3
Investment Restrictions                                                   B-26
Management of the Fund                                                    B-27
Control Persons and Principal Holders of Securities                       B-31
Investment Advisory and Other Services                                    B-32
Brokerage Allocation and Other Practices                                  B-38
Capital Shares, Other Securities and Organization                         B-40
Purchase, Redemption and Pricing of Fund Shares                           B-41
Shareholder Investment Account                                            B-50
Net Asset Value                                                           B-56
Performance Information                                                   B-57
 California Series and California Income Series                           B-57
 California Money Market Series                                           B-58
Taxes, Dividends and Distributions                                        B-60
 Distributions                                                            B-60
 Federal Taxation                                                         B-61
 California Taxation                                                      B-64
Description of Tax-Exempt Security Ratings                                B-65
Financial Statements and Reports of Independent Accountants               B-68
Appendix I                                                                I-1
Appendix II                                                               II-1
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